Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 90,287	$ 10,865	$ 4,998
Accounts receivable, net of allowance of $115, $191, and $298 as of December 31, 2011, December 31, 2012, and September 30, 2013, respectively	10,796	9,571	7,677
Prepaid expenses and other current assets	2,524	2,589	1,575
Total current assets	103,607	23,025	14,250
Property and equipment, net	7,135	4,315	2,312
Goodwill	16,106	16,106	16,106
Intangible assets, net	769	1,245	2,038
Restricted cash	686	687	886
Other assets	371	2,644	185
Total assets	128,674	48,022	35,777
Liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)
Accounts payable	2,198	1,269	1,415
Accrued expenses	5,762	4,650	3,342
Deferred revenue	14,052	9,750	5,942
Current portion of long-term debt	3,300	3,370	4,821
Other current liabilities	1,976	980	47
Total current liabilities	27,288	20,019	15,567
Long-term debt, net of current portion	8,051	7,602	5
Series A and Series C warrants liability	0	3,235	592
Long-term capital leases, net of current portion	1,557	1,136	82
Other long-term liabilities	1,632	1,714	971
Total liabilities	38,528	33,706	17,217
Commitments and contingencies
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	0	90,495	90,413
Stockholders' equity (deficit):
Common stock, $0.001 par value, 300,000,000, 303,500,000, and 100,000,000 shares authorized as of December 31, 2011, December 31, 2012, and September 30, 2013, respectively, 1,140,569, 1,240,193, and 21,672,635 shares issued and outstanding as of December 31, 2011, December 31, 2012, and September 30, 2013, respectively	21	1	1
Additional paid-in capital	182,104	3,584	2,932
Accumulated other comprehensive loss	(485)	(289)	(244)
Accumulated deficit	(91,494)	(79,475)	(74,542)
Total stockholders' equity (deficit)	90,146	(76,179)	(71,853)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	128,674	48,022	35,777
Redeemable Convertible Series A Preferred Stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	0	18,887	18,816
Redeemable Convertible Series B Preferred Stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	0	18,000	17,997
Redeemable Convertible Series B-1 Preferred Stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	0	3,000	2,999
Redeemable Convertible Series C Preferred Stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	$ 0	$ 50,608	$ 50,601